Insurance Contract Liabilities - Provision For Unearned Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change In Unearned Premiums [Roll Forward]
Provision for unearned premiums – January 1	$ 7,222.4	$ 6,272.2
Gross premiums written	18,979.4	17,511.2
Less: gross premiums earned(1)	(17,782.9)	(16,611.0)
Acquisitions of subsidiaries (note 23)	0.0	53.6
Liabilities associated with assets held for sale (note 23)	0.0	(6.0)
Foreign exchange effect and other	(21.4)	2.4
Provision for unearned premiums - December 31	8,397.5	7,222.4
Gross premiums earned	17,898.8	$ 16,611.0
European Run-off
Change In Unearned Premiums [Roll Forward]
Gross premiums written	146.5
Gross premiums earned	$ 115.9